SCHEDULE OF ESTIMATED USEFUL LIVES OF IDENTIFIABLE INTANGIBLE ASSETS (Details)	12 Months Ended
Dec. 31, 2022
Brand Names [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years
Brand Names [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Order or Production Backlog [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Trademarks [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Patents [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Customer Relationships [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years